Note 51 - Consolidated Statement Of Cash Flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities Issued [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	€ 50,635	€ 59,388
Financing Activities Liabilities Abstract
Inflows Of Cash	(1,621)	(5,958)
Increase Decrease through Acquisition Financing Activities liabilities	0	0
Disposal Non Cash Acquisition	(1,900)	0
Increase Decrease Net Exchange Differences Financing Activities liabilities	(779)	(2,796)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	0
Financing Activities Liabilities at the end	46,335	50,635
Subordinated Debt Securities [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	17,443	16,987
Financing Activities Liabilities Abstract
Inflows Of Cash	857	1,679
Increase Decrease through Acquisition Financing Activities liabilities	0	0
Disposal Non Cash Acquisition	(694)	0
Increase Decrease Net Exchange Differences Financing Activities liabilities	29	(1,223)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	0
Financing Activities Liabilities at the end	17,635	17,443
Short Term Debt [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	10,013	11,556
Financing Activities Liabilities Abstract
Inflows Of Cash	931	(1,319)
Increase Decrease through Acquisition Financing Activities liabilities	0	0
Disposal Non Cash Acquisition	0	0
Increase Decrease Net Exchange Differences Financing Activities liabilities	81	(224)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	0
Financing Activities Liabilities at the end	11,025	10,013
Other Financial Liabilities [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	8,891	10,179
Financing Activities Liabilities Abstract
Inflows Of Cash	1,574	(378)
Increase Decrease through Acquisition Financing Activities liabilities	0	0
Disposal Non Cash Acquisition	(643)	0
Increase Decrease Net Exchange Differences Financing Activities liabilities	(1,328)	(910)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	0
Financing Activities Liabilities at the end	8,495	8,891
Total [Member]
Main Variances In Financing Activities Liabilities
Financing Activities Liabilities at the beginning	86,982	98,111
Financing Activities Liabilities Abstract
Inflows Of Cash	1,741	(5,976)
Increase Decrease through Acquisition Financing Activities liabilities	0	0
Disposal Non Cash Acquisition	(3,237)	0
Increase Decrease Net Exchange Differences Financing Activities liabilities	(1,997)	(5,153)
Increase Decrease through Fair Value Changes Financing Activities liabilities	0	0
Financing Activities Liabilities at the end	€ 83,490	€ 86,982